FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF CONVERTIBLE NOTE LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides a reconciliation of the beginning and ending balance of the convertible note liabilities measured at fair value on a recurring basis during the period:

Convertible notes carried at fair value (Level 3)
Balance at June 30, 2022	$—
Fair value of convertible notes at acquisition (Note 5)	1,683,764
Fair value gain on revaluation of convertible notes	(1,537,565)
Effect of foreign currency	220,954
Conversion into Series C Preferred Stock	(367,153)
Balance at June 30, 2023	$—

SCHEDULE OF PREFERRED STOCK AT FAIR VALUE ON RECURRING BASIS

The following table provides a reconciliation of the beginning and ending balance of the holdback Preferred Stock measured at fair value on a recurring basis during the period:

Preferred stock carried at fair value (Level 2)
Balance at June 30, 2022	$—
Fair value of holdback Series C Preferred Stock at acquisition (Note 5)	825,300
Fair value gain on revaluation of holdback Series C Preferred Stock	(616,800)
Balance at June 30, 2023	$208,500